Accumulated other comprehensive income (Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	¥ 18,183,076	¥ 17,608,407	¥ 17,647,329
Other comprehensive income (loss) before reclassifications, net of taxes	(170,629)	66,147	(929,685)
Reclassifications, net of taxes	(22,221)	(26,482)	12,960
Other comprehensive income (loss), net of tax	(192,850)	39,665	(916,725)
Less - Other comprehensive income attributable to noncontrolling interests	(973)	(7,285)	49,948
Equity transaction with noncontrolling interests and other	(1,659)	13,347	5,709
Balances	19,430,102	18,183,076	17,608,407
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(560,108)	(499,055)	(136,090)
Other comprehensive income (loss) before reclassifications, net of taxes	(113,942)	(57,926)	(423,404)
Reclassifications, net of taxes	(6,664)		28,052
Other comprehensive income (loss), net of tax	(120,606)	(57,926)	(395,352)
Less - Other comprehensive income attributable to noncontrolling interests	1,629	5,499	32,387
Equity transaction with noncontrolling interests and other		(8,626)
Balances	(679,085)	(560,108)	(499,055)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	1,426,003	1,424,945	1,727,565
Other comprehensive income (loss) before reclassifications, net of taxes	(72,501)	41,134	(291,681)
Reclassifications, net of taxes	(22,058)	(36,855)	(20,511)
Other comprehensive income (loss), net of tax	(94,559)	4,279	(312,192)
Less - Other comprehensive income attributable to noncontrolling interests	(2,022)	(12,281)	9,572
Equity transaction with noncontrolling interests and other	162	9,060
Balances	1,329,584	1,426,003	1,424,945
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(224,973)	(315,122)	(113,930)
Other comprehensive income (loss) before reclassifications, net of taxes	15,814	82,939	(214,600)
Reclassifications, net of taxes	6,501	10,373	5,419
Other comprehensive income (loss), net of tax	22,315	93,312	(209,181)
Less - Other comprehensive income attributable to noncontrolling interests	(580)	(503)	7,989
Equity transaction with noncontrolling interests and other	(11,562)	(2,660)
Balances	(214,800)	(224,973)	(315,122)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	640,922	610,768	1,477,545
Equity transaction with noncontrolling interests and other	(11,400)	(2,226)
Balances	¥ 435,699	¥ 640,922	¥ 610,768